Supplemental information on oil and gas producing activities (Details Textual) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 11, 2017	Sep. 18, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exploration For And Evaluation Of Mineral Resources [Line Items]
Cost capitalized to natural and environmental properties including assets retirement obligations			$ 1,076,116	$ 598,125	$ 766,909
Accretion expense related to the asset retirement obligations			187,340	380,810	305,653
Depreciation, depletion and amortization related to asset retirement obligations			$ 180,193	$ 179,601	$ 188,370
Percentage of transferred crude oil and gas production based on value to intercompany units			22.90%	20.10%	17.70%
Percentage of transferred crude oil and gas production based on volume to intercompany units			51.80%	48.40%	46.10%
Interest Rate On Acquisition		20.00%
K2 oil field [Member] | MCX Exploration USA LLC [Member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Percentage of interest in product acquired	11.60%
K2 oil field [Member] | MCX Exploration USA LLC [Member] | Bottom of range [member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Proportion of ownership interest in associate	9.20%
K2 oil field [Member] | MCX Exploration USA LLC [Member] | Top of range [member]
Exploration For And Evaluation Of Mineral Resources [Line Items]
Proportion of ownership interest in associate	20.80%